CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 24,897	¥ 173,328	¥ 41,738
Time deposits	190,430	1,325,737	343,410
Short-term investments	17,399	121,126	50,215
Accounts receivable, net	28,825	200,675	80,562
Inventories, net	10,518	73,225	23,832
Amounts due from NetEase Group	2,145	14,930	11,240
Prepayment and other current assets	17,365	120,891	44,071
Total current assets	291,579	2,029,912	595,068
Non-current assets:
Property and equipment, net	3,527	24,551	18,375
Operating lease right-of-use assets, net	3,429	23,873
Other assets, net	1,167	8,128	6,174
Total non-current assets	8,123	56,552	24,549
Total assets	299,702	2,086,464	619,617
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB23,858 and RMB50,189 as of December 31, 2018 and 2019, respectively)	9,003	62,675	34,558
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB7,142 and RMB10,140 as of December 31, 2018 and 2019, respectively)	13,572	94,488	69,988
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB4,706 and RMB41,667 as of December 31, 2018 and 2019, respectively)	6,913	48,126	37,213
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB140,556 and RMB434,114 as of December 31, 2018 and 2019, respectively)	65,616	456,805	177,536
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB12,012 and RMB15,290 as of December 31, 2018 and 2019, respectively)	3,731	25,977	17,389
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB15,247 and RMB22,519 as of December 31, 2018 and 2019, respectively)	27,672	192,643	85,714
Short-term loans from NetEase Group	126,117	878,000	878,000
Total current liabilities	252,624	1,758,714	1,300,398
Non-current liabilities:
Long-term lease liabilities	3,046	21,206
Other non-current liabilities	792	5,517
Total non-current liabilities	3,838	26,723
Total liabilities	256,462	1,785,437	1,300,398
Commitments and contingencies
Mezzanine equity:
Pre-IPO Series A convertible redeemable preferred shares (US$0.0001 par value; 10,000,000 shares authorized, 6,814,815 issued and outstanding with redemption value of RMB460,652 as of December 31, 2018; nil shares authorized, nil shares issued and outstanding as of December 31, 2019)/Total mezzanine equity			460,652
Shareholders' (deficit)/equity:
Additional paid-in capital	320,728	2,232,841	138,024
Accumulated deficit	(275,802)	(1,920,081)	(1,281,191)
Accumulated other comprehensive income/(loss)	(2,087)	(14,527)	496
Statutory reserves	257	1,786	292
Non-controlling interests	134	936	888
Total shareholders' (deficit)/equity	43,240	301,027	(1,141,433)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	299,702	2,086,464	619,617
Pre-IPO shares [Member]
Shareholders' (deficit)/equity:
Ordinary shares			58
Series A convertible redeemable preferred shares [Member]
Mezzanine equity:
Pre-IPO Series A convertible redeemable preferred shares (US$0.0001 par value; 10,000,000 shares authorized, 6,814,815 issued and outstanding with redemption value of RMB460,652 as of December 31, 2018; nil shares authorized, nil shares issued and outstanding as of December 31, 2019)/Total mezzanine equity			460,652
Series A convertible redeemable preferred shares [Member] | Pre-IPO shares [Member]
Mezzanine equity:
Pre-IPO Series A convertible redeemable preferred shares (US$0.0001 par value; 10,000,000 shares authorized, 6,814,815 issued and outstanding with redemption value of RMB460,652 as of December 31, 2018; nil shares authorized, nil shares issued and outstanding as of December 31, 2019)/Total mezzanine equity			¥ 460,652
Class A ordinary shares [Member]
Shareholders' (deficit)/equity:
Ordinary shares	2	16
Total shareholders' (deficit)/equity		16
Class B ordinary shares [Member]
Shareholders' (deficit)/equity:
Ordinary shares	$ 8	56
Total shareholders' (deficit)/equity		¥ 56